Research and Development Expenses - Schedule of Research and Development Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expense [Abstract]
Employees' salaries and related expenses			$ 1,710	$ 1,864
Subcontractors			142	50
Materials used			84	142
Depreciation			36	39
Factory and other expenses			43	115
Research and development	$ 635	$ 568	$ 2,015	$ 2,210